Note 16 - Share-based Compensation (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Outstanding and exercisable (in shares)	1,883,803
Outstanding and exercisable, weighted average remaining contractual life (Year)		0 years
Outstanding and exercisable, weighted average exercise price (in dollars per share)	$ 5.48
Forfeited (in shares)	(1,883,803)
Forfeited, weighted average exercise price (in dollars per share)	$ 0
Exercised (in shares)	0
Exercised, weighted average exercise price (in dollars per share)	$ 0
Outstanding and exercisable (in shares)	0	1,883,803
Outstanding and exercisable, weighted average exercise price (in dollars per share)	$ 0	$ 5.48